Other non-cash items (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of cash flows [abstract]
Change in provisions	€ 907	€ 1,040	€ 394
Change in the fair value of retirement benefit obligation	(135)	738	57
Changes in share-based payment transactions	8,102	3,957	9,671
Put options from business combinations	(861)	1,342	(11,030)
Impairment of financial assets	0	0	2,469
Impairment of tangible and intangible assets	5	1,265	247
Capital loss / (gain) of tangible and intangible assets	(33)	645	925
Change in fair value of warrant liability	(294)	(10,585)	(602)
Acquisition of PPE under construction	0	0	212
Other	745	(210)	130
Total	€ 8,436	€ (1,808)	€ 2,473